Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of components of income/(loss) before income taxes

The components of income/(loss) before income taxes are as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Domestic (UK)	$(17,130,287)	$(16,600,376)	$(35,295,613)
Foreign	24,496	133,596	(103,644)
Loss before income tax	$(17,105,791)	$(16,466,780)	$(35,399,257)

Schedule of income taxes relating to the company's operations

Income taxes relating to the Company’s operations are as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Current income taxes
Domestic (UK)	—	—	—
Foreign	—	—	—
Deferred income taxes	—	—	—
Domestic (UK)	—	—	—
Foreign	—	—	—
Income tax expense/recovery	—	—	—

Schedule of income taxes at the UK statutory rate compared to the company's income tax expenses

Income taxes at the UK statutory rate compared to the Company’s income tax expenses as reported are as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Net loss before income tax	$(17,105,791)	$(16,466,780)	$(35,399,257)
Statutory rate	19.00%	19.00%	19.25%
Expected income tax recovery	(3,250,100)	(3,128,688)	(6,814,357)
Impact on income tax expense/recovery from
Change in valuation allowance	3,387,007	(1,159,720)	4,210,615
Permanent differences - liability related to options and warrants	161,543	—	(6,706)
U.S. state taxes (net of FBOS)	(370,870)	—	—
Tax rate difference in foreign jurisdictions	(1,960)	2,686,296	801,056
Change of tax rate due to U.S. tax reform	—	—	2,506,519
Change of tax rate from prior year	(63,133)	1,602,112	(697,127)
Other adjustments	137,513	—	—
Income tax expense	—	—	—

Schedule of deferred tax assets and liabilities

The Company’s deferred tax assets and liabilities consist of the following:

	December 31,	December 31,
	2019	2018
Deferred tax assets
Stock-based compensation	1,240,284	1,590,703
PP&E and other accrued liabilities	120,046	—
Intangibles	1,937,082	—
Stock option and warrant revaluation	592,207	313,213
Tax loss carry forward	18,439,041	17,037,739
Valuation allowance	(22,328,660)	(18,941,655)
Deferred tax assets/liabilities	—	—